Loans to/(From) Related Parties	12 Months Ended
Feb. 28, 2021
Loans To From Related Parties Table [Abstract]
LOANS TO/(FROM) RELATED PARTIES
12.	LOANS TO/(FROM) RELATED PARTIES

	2021	2020
	Figures in Rand thousands
Related parties
J Marais	-	13
Bumbene House Proprietary Limited	19,400	11,000
	19,400	11,013
J De Wet	(4,829)	(5,679)
P Lim	(2,854)	(2,683)
Orient Victoria Pte Ltd	(884,294)	-
	(891,977)	(8,362)
Non-current assets	19,400	-
Current assets	-	11,013
Current liabilities	(891,977)	(8,362)
	(872,577)	2,651

On December 29, 2020 the Company obtained a loan of US$58.5 million (ZAR 882m) from a related party, Orient Victoria Pte Ltd. The loan bears interest at rate of 1.25% per annum and is repayable on demand. The loan was fully repaid on April 22, 2021

Other related party loans are unsecured, bear no interest and have no fixed terms of repayment. The fair value of these financial instruments approximates the carrying amount.